Shareholder Report, Holdings (Details) - C000233407	Apr. 30, 2025
6483586 | Kandenko Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
6775432 | Sankyo Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FRGXX | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BD2NKY1 | Torex Gold Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
B1V74X7 | JBS S/A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
7050417 | Dormakaba Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
B00VD03 | Dundee Precious Metals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BFMHVQ6 | DWS Group GmbH & Company KGaA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
6173401 | Coway Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
BLLHKZ1 | WH Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.80%
France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Marshall Islands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.00%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Israel
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Germany
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Finland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Australia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.90%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
United States
Holdings [Line Items]
Percent of Net Asset Value	6.40%
China
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Canada
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Japan
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Communications
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Cash & EquivalentFRGXX
Holdings [Line Items]
Percent of Total Investments	2.60%
Materials6053859
Holdings [Line Items]
Percent of Total Investments	97.40%